Debt - Disclosure of Recognition of Debt Arising From Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
	Jun. 05, 2019	Dec. 31, 2019	Dec. 31, 2018
Debt arising from financing activities [Roll Forward]
Debt balance at January 1, 2019		$ 595,977
Financing cash flows related to debt:
Repayment of Senior notes due 2020		600,000	$ 0
Proceeds from borrowings, classified as financing activities		494,000	0
Loan financing costs		(15,583)	0
Non-cash changes recorded in debt:
Debt balance at December 31, 2019		479,732	595,977
Senior notes due 2024 and term loan
Debt arising from financing activities [Roll Forward]
Debt balance at January 1, 2019		0
Financing cash flows related to debt:
Loan financing costs		(15,583)
Total financing cash flows related to debt		478,417
Borrowings, excluding non-cash charges		478,417
Non-cash changes recorded in debt:
Amortization of financing fees and discount relating to Senior notes due 2024 and Term loan		2,206
Prepaid credit facility financing costs		3,333
Debt balance at December 31, 2019		479,732	0
Senior Secured Notes due 2024
Debt arising from financing activities [Roll Forward]
Debt balance at January 1, 2019		0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities	$ 287,100	294,000
Non-cash changes recorded in debt:
Change in fair value of redemption option derivative asset relating to Senior secured notes due 2024		(4,224)
Debt balance at December 31, 2019		287,568	0
Term loan
Debt arising from financing activities [Roll Forward]
Debt balance at January 1, 2019		0
Financing cash flows related to debt:
Proceeds from borrowings, classified as financing activities		200,000
Non-cash changes recorded in debt:
Debt balance at December 31, 2019		197,761	0
Senior notes due 2020
Debt arising from financing activities [Roll Forward]
Debt balance at January 1, 2019		595,977
Financing cash flows related to debt:
Repayment of Senior notes due 2020		(600,000)
Total financing cash flows related to debt		(600,000)
Borrowings, excluding non-cash charges		(4,023)
Non-cash changes recorded in debt:
Amortization of deferred costs for Senior notes due 2020, and deferred costs expensed upon note redemption		4,023
Debt balance at December 31, 2019		$ 0	$ 595,977